Employment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Average Number of Employees
The average number of employees is as follows:

	Year ended 31 December
	2020	2019	2018
Americas Materials	27,412	28,576	27,272
Europe Materials	26,785	27,238	27,218
Building Products	22,902	24,437	26,399
Total Group	77,099	80,251	80,889

Summary of Employment Costs
Employment costs charged in the Consolidated Income Statement for continuing operations are analysed as follows:

	2020 $m	2019 $m	2018 $m
Wages and salaries	4,573	4,604	4,536
Social welfare costs	461	473	480
Redundancy, healthcare and other employment benefit costs	723	653	638
Share-based payment expense (note 9)	96	83	77
Total retirement benefits expense (note 30)	359	341	317
Total (i)	6,212	6,154	6,048

Total charge analysed between:
Cost of sales	3,871	3,880	3,726
Operating costs	2,330	2,259	2,310
Finance costs (net) - applicable to retirement benefit obligations (note 10)	11	15	12
Total	6,212	6,154	6,048

(i)	Employment costs in 2019 and 2018, including discontinued operations, are analysed as follows:

Wages and salaries	4,988	4,991
Social welfare costs	544	564
Redundancy, healthcare and other employment benefit costs	676	686
Share-based payment expense (note 9)	86	79
Total retirement benefits expense (note 30)	369	350
Total	6,663	6,670